Note 2 - Revenue Recognition - Disaggregation of Revenue (Details) - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Investment securities gains on sale, net	[1]									$ 194,000
Gain on equity securities	[1]									94,000	(9,000)
Earnings on bank-owned life insurance	[1]									431,000	428,000
Gain on sale of loans	[1]									433,000	231,000
Revenue from investment services										528,000	385,000
Other income										975,000	779,000
Total noninterest income		$ 1,305,000	$ 1,105,000	$ 1,299,000	$ 1,132,000	$ 977,000	$ 954,000	$ 1,009,000	$ 788,000	4,841,000	3,728,000
Net gain (loss) on other real estate owned										(123,000)	(55,000)
Overdraft Fees [Member]
Noninterest income revenue										841,000	798,000
ATM Banking Fees [Member]
Noninterest income revenue										932,000	867,000
Service Charge and Other Fees [Member]
Noninterest income revenue										$ 413,000	$ 249,000

[1]	Not within scope of ASC 606